FINANCIAL INSTRUMENTS AND RISK MANAGEMENT-Liquidity risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 52,813,610	R$ 56,273,067
Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,640,767	1,796,753
Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,920,607	3,113,612
Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	1,159,721	1,330,232
Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities		73,014
Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	70,816
Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	59,605,521	62,586,678
Up to 1 year | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	13,678,958	10,276,295
Up to 1 year | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	1,618,508	1,796,753
Up to 1 year | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	3,904,051	3,092,676
Up to 1 year | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	237,055	242,055
Up to 1 year | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities		4,596
Up to 1 year | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	4,862
Up to 1 year | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	19,443,434	15,412,375
1 to 2 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	8,798,046	19,452,195
1 to 2 years | Reimbursement obligations
Maturity analysis for managing liquidity risk
Financial liabilities	22,259
1 to 2 years | Suppliers
Maturity analysis for managing liquidity risk
Financial liabilities	16,556	20,936
1 to 2 years | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	44,423	219,635
1 to 2 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities		4,208
1 to 2 years | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	4,663
1 to 2 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	8,885,947	19,696,974
2 to 5 years | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	14,756,060	10,945,005
2 to 5 years | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	332,794	643,834
2 to 5 years | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities		11,992
2 to 5 years | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	12,626
2 to 5 years | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	15,101,480	11,600,831
Over 5 Years / After 2025 | Loans, financing and debentures
Maturity analysis for managing liquidity risk
Financial liabilities	15,580,546	15,599,572
Over 5 Years / After 2025 | Commercial leasing
Maturity analysis for managing liquidity risk
Financial liabilities	545,449	224,708
Over 5 Years / After 2025 | Concessions payable UBP
Maturity analysis for managing liquidity risk
Financial liabilities		52,218
Over 5 Years / After 2025 | Derivative financial instruments
Maturity analysis for managing liquidity risk
Financial liabilities	48,665
Over 5 Years / After 2025 | Measured at amortized cost
Maturity analysis for managing liquidity risk
Financial liabilities	R$ 16,174,660	R$ 15,876,498